GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                              Maxim Series Account
                       Semi-Annual Report Submission N-30D
                          File No. 333-44839, 811-03249


The information required to be contained in this report for the period ending December 31, 1999 includes the attached letter to contract holders and the following previously filed annual reports for the underlying funds of the above-referenced Registrant which are incorporated herein by reference:

Dreyfus Life & Annuity Index Fund, Inc
File No. 811-05719
Form N-30D
Filed  via  EDGAR  and   accepted   on   February   29,   2000   Accession   No.
0000846800-00-000002

Janus Aspen Series Fund
File No. 811-07736
Form N-30D
Filed  via  EDGAR  and   accepted   on   February   25,   2000   Accession   No.
0001012709-00-000241

Nueberger Berman Advisers Management Trust Portfolios
File No. 811-04255
Form N-30D
Filed  via  EDGAR  and   accepted   on   February   24,   2000   Accession   No.
0000912057-00-008173

Templeton Variable Products Series Fund
File No. 811-05479
Form N-30D
Filed via EDGAR and accepted on March 7, 2000 Accession No. 0000829959-00-000009

Maxim Series Fund, Inc.
File No. 811-03364
Form N-30D
Filed  via  EDGAR  and   accepted   on   February   28,   2000   Accession   No.
0000356476-00-000003